CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
18.  CAPITAL MANAGEMENT

The Company is a mineral exploration and development company focusing on advancing its projects in Norway and the United States, including the Nussir and Sulitjelma copper projects and the Blue Moon polymetallic project. Its principal source of funding is the issuance of equity securities.

The Company considers capital to be equity attributable to common shareholders, comprised of share capital, contributed surplus, and deficit.  It is the Company’s objective to safeguard its ability to continue as a going concern so that it can continue to explore and develop its projects.

The Company manages its capital structure based on the funds available for its operations and makes adjustments for changes in economic conditions, capital markets and the risk characteristics of the underlying assets.  To maintain its objectives, the Company may attempt to issue new shares, seek debt financing, acquire or dispose of assets or change the timing of its planned exploration and development projects.  There is no assurance that these initiatives will be successful.

The Company monitors its cash position on a regular basis to determine whether sufficient funds are available to meet its short-term and long-term corporate objectives.

There has been no change in the Company’s capital management practices during the year.  Blue Moon does not pay dividends.  Neither the Company nor any of its subsidiaries is subject to externally imposed capital requirements.